SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
Schedule of Operating Segment Information

	Year ended December 31, 2013
	Perimeter	Projects	Cyber	Eliminations	Total

Revenues	$30,551	$20,137	$1,638	$(809)	$51,517

Depreciation and amortization	$606	$629	$484	$-	$1,719

Operating income (loss), before financial expenses and taxes on income	$542	$(3,571)	$(1,184)	$(306)	$(4,519)
Financial income, net					(59)
Taxes on income					69

Net loss					$(4,529)

	Year ended December 31, 2014
	Perimeter	Projects	Cyber	Eliminations	Total

Revenues	$37,554	$39,198	$1,329	$(538)	$77,543

Depreciation and amortization	$1,006	$641	$320	$-	$1,967

Impairment of goodwill and intangible assets	$-	$-	$2,439	$-	$2,439

Operating income (loss), before financial expenses and taxes on income	$6,770	$(148)	$(4,995)	$(204)	$1,423
Financial income, net					(1,979)
Taxes on income					82

Net income					$3,320

	Year ended December 31, 2015
	Perimeter	Projects	Cyber	Eliminations	Total

Revenues	$30,761	$34,128	$1,596	$(2,749)	$63,736

Depreciation and amortization	$787	$602	$114	$-	$1,503

Operating income (loss), before financial expenses and taxes on income	$6,023	$1,095	$(1,684)	$(1,045)	$4,389
Financial income, net					(642)
Taxes on income					1,923

Net income					$3,108

	Year ended December 31, 2014
	Perimeter	Projects	Cyber	Total

Total long-lived assets	$7,890	$3,439	$1,125	$12,454

	Year ended December 31, 2015
	Perimeter	Projects	Cyber	Total

Total long-lived assets	$6,641	$3,360	$977	$10,978

Schedule of Major Customer Data
	Year ended December 31,
	2013	2014	2015

Customer A	15%	14.8%	13.3%
Customer B	14.2%	5.7%	5%
Customer C	* )	6.4%	18.1%
*) Less than 1%
Schedule of Revenues and Long-Lived Assets Within Geographic Areas

1.         Revenues:

	Year ended December 31,
	2013	2014	2015

North America	$13,614	$21,165	$17,749
South and Latin America	3,118	8,813	13,443
Israel	11,517	16,525	12,406
Europe	7,311	9,591	7,891
Africa	8,182	12,393	6,611
Others	7,775	9,056	5,636

	$51,517	$77,543	$63,736

2.         Long-lived assets:

	December 31,
	2014	2015

Israel	$4,193	$3,889
USA	3,463	3,073
Canada	2,970	2,387
Europe	992	900
Others	836	729

	$12,454	$10,978